Document and Entity Information	Nov. 13, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2024
Entity Registrant Name	ABPRO HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41224
Entity Tax Identification Number	87-1013956
Entity Address Address Line 1	68 Cummings Park Drive
Entity Address City Or Town	Woburn
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01801
Country Region	1
City Area Code	800
Local Phone Number	396-5890
Entity Information Former Legal Or Registered Name	Atlantic Coastal Acquisition Corp. II
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001893219
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	6 St Johns Lane
Entity Address Address Line 2	Floor 5
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10013
Shares of Series A common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Security 12b Title	Shares of Series A common stock, par value $0.0001 per share
Trading Symbol	ABP
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50
Trading Symbol	ABPWW
Security Exchange Name	NASDAQ